Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share
The following table sets forth the computation of basic and diluted earnings per common share (in millions, except per share amounts):

	For the Year Ended December 31,
	2016	2015	2014
Basic:
Numerator:
Income from continuing operations	$318.1	$253.7	$276.2
Less: Net income attributable to noncontrolling interests included in continuing operations	(70.5)	(69.7)	(59.7)
Less: Income allocated to participating securities	(0.8)	(1.0)	(2.3)
Less: Convertible perpetual preferred stock dividends	—	(1.6)	(6.3)
Income from continuing operations attributable to HealthSouth common shareholders	246.8	181.4	207.9
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	—	(0.9)	5.5
Less: Income from discontinued operations allocated to participating securities	—	—	(0.1)
Net income attributable to HealthSouth common shareholders	$246.8	$180.5	$213.3
Denominator:
Basic weighted average common shares outstanding	89.1	89.4	86.8
Basic earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$2.77	$2.03	$2.40
Discontinued operations	—	(0.01)	0.06
Net income	$2.77	$2.02	$2.46

Diluted:
Numerator:
Income from continuing operations	$318.1	$253.7	$276.2
Less: Net income attributable to noncontrolling interests included in continuing operations	(70.5)	(69.7)	(59.7)
Add: Interest on convertible debt, net of tax	9.7	9.4	9.0
Income from continuing operations attributable to HealthSouth common shareholders	257.3	193.4	225.5
(Loss) income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	—	(0.9)	5.5
Net income attributable to HealthSouth common shareholders	$257.3	$192.5	$231.0
Denominator:
Diluted weighted average common shares outstanding	99.5	101.0	100.7
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$2.59	$1.92	$2.24
Discontinued operations	—	(0.01)	0.05
Net income	$2.59	$1.91	$2.29

Reconciliation of Weighted Average Number of Shares Outstanding
The following table sets forth the reconciliation between basic weighted average common shares outstanding and diluted weighted average common shares outstanding (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Basic weighted average common shares outstanding	89.1	89.4	86.8
Convertible perpetual preferred stock	—	1.0	3.2
Convertible senior subordinated notes	8.5	8.3	8.2
Restricted stock awards, dilutive stock options, and restricted stock units	1.9	2.3	2.5
Diluted weighted average common shares outstanding	99.5	101.0	100.7

Schedule of Warrants
The following table summarizes information relating to these warrants and their activity through their expiration date (number of warrants in millions):

	Number of Warrants	Weighted Average Exercise Price
Common stock warrants outstanding as of December 31, 2016	8.2	$41.40
Cashless exercise	(6.5)	41.40
Cash exercise	(0.6)	41.40
Expired	(1.1)	41.40
Common stock warrants outstanding as of January 17, 2017	—